Corporate Income Taxes- Components of Income Tax Provision (Details) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods	$ 2,385	$ 1,855	$ 1,773
Deferred income taxes:
Deferred tax expense income	(3)	178	257
Total income taxes and effective tax rate	2,382	2,033	2,030
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	(136)	82	(158)
Deferred income taxes	(193)	198	(168)
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(329)	280	(326)
Total provision for income taxes	2,053	2,313	1,704
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	64	191	372
Deferred tax expense (benefit) of tax rate changes	(2)	(2)	(4)
Deferred tax expense (benefit) of previously unrecognized tax losses, tax credits and temporary differences	(65)	(11)	(111)
Deferred tax expense income recognised in profit or loss	(3)	178	257
Accumulated other comprehensive income (loss) [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	18
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(194)	(1)	(10)
Common shares [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(10)	1	1
Other reserves [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	2	5	5
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(145)	275	(322)
Canada [member]
Current income taxes:
Federal	797	533	467
Provincial	633	424	386
Adjustments related to prior periods	(25)	24	4
Deferred income taxes:
Federal	34	33	141
Provincial	16	16	70
International [member]
Current income taxes:
Foreign	994	903	935
Adjustments related to prior periods	(14)	(29)	(19)
Deferred income taxes:
Foreign	$ (53)	$ 129	$ 46